COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

(a) Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Total rental expense under all operating leases was RMB20,568,000, RMB22,100,000 and RMB21,962,000 (US$3,163,000) for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2016
	RMB’000	US$’000

2017	9,573	1,379
2018	229	33

	9,802	1,412

(b) Purchase Commitments

As of December 31, 2016, the Company had outstanding purchase commitments in relation to bandwidth and cloud infrastructure of RMB216,106,000 (US$31,126,000).

(c) Contingencies

The Company and certain of its current and former officers and directors have been named as defendants in a putative shareholder class action lawsuit filed in the United States District Court for the Central District of California filed on October 9, 2015. The action — purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to our ADSs from March 27, 2015 to August 20, 2015 — alleges that certain of our statements in press releases, quarterly earnings calls, and an SEC filing contained misstatements or omissions related to our High Performance Cloud Cache platform and asserts claims under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act. On January 5, 2016, the court appointed a lead plaintiff and approved the lead plaintiff’s selection of lead counsel. On February 19, 2016, the lead plaintiff filed a First Amended Complaint.  On April 4, 2016, the Company filed a motion to dismiss the First Amended Complaint without prejudice and allowed plaintiffs to file another amended complaint. On September 14, 2016, the lead plaintiff filed a Second Amended Complaint. On October 14, 2016, the Company filed a motion to dismiss the Second Amended Complaint. On January 9, 2017, the Court granted the Company’s motion to dismiss the Second Amended Complaint without prejudice and allowed the lead plaintiff to file a Third Amended Complaint if he so chooses. Instead of filing another amended complaint, on February 28, 2017, the lead plaintiff filed a motion for judgment on the pleadings, which the Court granted on March 1, 2017. As a result, the Court entered a judgment in favor of the Company and against the lead plaintiff with prejudice and dismissed claims against the officer defendants without prejudice. The officer defendants have not yet been served with the Complaint. On March 6, 2017, Mr. Xu filed a notice of appeal of the District Court’s order granting the Company’s motion to dismiss and other related orders to the U.S. Court of Appeals for the Ninth Circuit (the “Court of Appeals”). On September 13, 2017, the lead plaintiff filed with the Court of Appeals a motion for extension of time to file its opening brief, reporting to the Court of Appeals that the lead plaintiff and the Company reached an agreement in principle for the settlement of the purported class action, which settlement would require approval by the District Court. On September 14, 2017, the Court of Appeals granted the lead plaintiff’s motion for extension of time to file its opening brief. On November 7, 2017, the lead plaintiff filed with the Court of Appeals another motion for extension of time to file its opening brief, which motion was granted by the Court of Appeals on November 9, 2017.

As the case remains in its preliminary stages, management cannot reliable estimate the likelihood of an unfavorable outcome or any estimate of the amount or range of any potential loss.